Condensed Schedule of Investments (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.20%		0.70%
Fair Value	$ 24,941		$ 129,011		$ 667,586
Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.00%)		1.60%		7.90%
Fair Value	(1,325,007)		1,038,654		7,327,528
Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.60%		0.90%
Fair Value	199,662		372,011		865,855
Unrealized appreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.60%		0.90%
Fair Value	199,662		372,011		865,855
Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.40%)		(0.20%)
Fair Value	(174,721)		(243,000)		(198,269)
Unrealized depreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.40%)		(0.20%)
Fair Value	(174,721)		(243,000)		(198,269)
Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		0.20%		9.40%
Fair Value	(131,196)		114,873		8,737,815
Futures contracts purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.10%)		0.30%		2.60%
Fair Value	(495,973)		191,648		2,392,982
Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		(0.20%)		0.70%
Fair Value	142,627		(135,434)		695,307
Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.10%		0.60%
Fair Value	340,447		32,139		528,488
Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%		1.00%
Fair Value	70,500		60,876		900,409
Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.30%)		0.10%		0.50%
Fair Value	(989,314)		45,373		423,138
Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%				0.40%
Fair Value	116,832				340,160
Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.60%		(0.10%)		3.70%
Fair Value	683,685		(79,729)		3,457,331
Futures contracts purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			8,297
Futures contracts purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			23,842
Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.70%)		1.50%		(1.50%)	[1]
Fair Value	(1,193,811)		923,781		(1,410,287)
Futures contracts sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.40%		0.10%
Fair Value	34,449		244,336		114,862
Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		0.30%		(0.10%)
Fair Value	(157,420)		178,160		(102,401)
Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			(0.10%)
Fair Value	(16,315)				(83,833)
Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		0.10%
Fair Value	(105,730)		35,521
Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%		0.10%
Fair Value	(703)		98,142		53,323
Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.80%)		0.00%	[1]
Fair Value	(341,105)		21,080
Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.40%)		0.50%		(1.50%)
Fair Value	(606,987)		346,542		(1,392,238)
Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.00%)		1.80%		8.60%
Fair Value	(1,300,066)		1,167,665		7,995,114
Futures and forward contracts | AUSTRALIA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%		0.00%	[1]
Fair Value	24,889		43,954		30,575
Futures and forward contracts | CANADA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			0.20%
Fair Value	(18,959)				229,304
Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.50%		0.40%
Fair Value	(18,506)		305,388		369,324
Futures and forward contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.10%		0.30%
Fair Value	155,652		39,646		255,318
Futures and forward contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.40%		1.70%
Fair Value	(24,307)		251,264		1,536,949
Futures and forward contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.00%)		0.80%		4.10%
Fair Value	(882,948)		480,241		3,853,276
Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.20%)		0.10%		1.90%
Fair Value	(535,887)		47,172		1,720,368
United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			17,650,000		38,355,000
Percentage of Net Assets			27.80%		41.20%
Fair Value			17,650,000		38,347,223
SERIES A | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%		0.60%
Fair Value	18,496		42,323		223,443
SERIES A | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.20%)		1.20%		6.20%
Fair Value	(472,432)		391,765		2,393,665
SERIES A | Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.40%		0.70%
Fair Value	74,894		129,634		280,718
SERIES A | Unrealized appreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.40%		0.70%
Fair Value	74,894		129,634		280,718
SERIES A | Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(0.30%)		(0.10%)
Fair Value	(56,398)		(87,311)		(57,275)
SERIES A | Unrealized depreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(0.30%)		(0.10%)
Fair Value	(56,398)		(87,311)		(57,275)
SERIES A | Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.10%		7.40%
Fair Value	(15,846)		42,325		2,839,432
SERIES A | Futures contracts purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.90%)		0.20%		2.00%
Fair Value	(188,058)		74,826		786,137
SERIES A | Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		(0.20%)		0.50%
Fair Value	42,455		(53,540)		210,169
SERIES A | Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.00%	[1]	0.50%
Fair Value	125,967		9,382		179,475
SERIES A | Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%		0.80%
Fair Value	21,000		24,213		289,469
SERIES A | Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.60%)		0.10%		0.30%
Fair Value	(326,829)		16,419		125,631
SERIES A | Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%				0.30%
Fair Value	44,619				109,620
SERIES A | Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.30%		(0.10%)		3.00%
Fair Value	265,000		(28,975)		1,138,931
SERIES A | Futures contracts purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			3,156
SERIES A | Futures contracts purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			6,226
SERIES A | Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.10%)		1.10%		(1.20%)
Fair Value	(456,586)		349,440		(445,767)
SERIES A | Futures contracts sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.30%		0.10%
Fair Value	13,381		93,543		38,756
SERIES A | Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		0.20%		(0.10%)
Fair Value	(63,280)		65,240		(30,790)
SERIES A | Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			(0.10%)
Fair Value	(6,531)				(32,675)
SERIES A | Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		0.00%	[1]
Fair Value	(37,229)		12,966
SERIES A | Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%		0.10%
Fair Value	(664)		42,193		23,130
SERIES A | Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		0.00%	[1]
Fair Value	(127,738)		8,280
SERIES A | Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.10%)		0.40%		(1.20%)
Fair Value	(234,525)		127,218		(444,188)
SERIES A | Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.10%)		1.20%		6.80%
Fair Value	(453,936)		434,088		2,617,108
SERIES A | Futures and forward contracts | AUSTRALIA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%		0.10%
Fair Value	9,685		17,684		8,946
SERIES A | Futures and forward contracts | CANADA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			0.20%
Fair Value	(7,121)				72,644
SERIES A | Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%		0.30%
Fair Value	(6,173)		114,090		127,982
SERIES A | Futures and forward contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		0.10%		0.20%
Fair Value	65,056		16,951		84,669
SERIES A | Futures and forward contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.20%		1.30%
Fair Value	(13,353)		89,702		503,875
SERIES A | Futures and forward contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.60%)		0.50%		3.30%
Fair Value	(327,655)		181,301		1,263,872
SERIES A | Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.70%)		0.10%		1.40%
Fair Value	(174,375)		14,360		555,120
SERIES A | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			8,300,000		16,070,000
Percentage of Net Assets			26.90%		41.70%
Fair Value			8,300,000		16,066,728
SERIES B | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%		0.80%
Fair Value	6,445		86,688		444,143
SERIES B | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.70%)		2.00%		9.00%
Fair Value	(852,575)		646,889		4,933,863
SERIES B | Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.70%		1.10%
Fair Value	124,768		242,377		585,137
SERIES B | Unrealized appreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.70%		1.10%
Fair Value	124,768		242,377		585,137
SERIES B | Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.50%)		(0.30%)
Fair Value	(118,323)		(155,689)		(140,994)
SERIES B | Unrealized depreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.50%)		(0.30%)
Fair Value	(118,323)		(155,689)		(140,994)
SERIES B | Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		0.20%		10.70%
Fair Value	(115,350)		72,548		5,898,383
SERIES B | Futures contracts purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.30%)		0.40%		2.90%
Fair Value	(307,915)		116,822		1,606,845
SERIES B | Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(0.30%)		0.90%
Fair Value	100,172		(81,894)		485,138
SERIES B | Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.10%		0.60%
Fair Value	214,480		22,757		349,013
SERIES B | Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%		1.10%
Fair Value	49,500		36,663		610,940
SERIES B | Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.90%)		0.10%		0.50%
Fair Value	(662,485)		28,954		297,507
SERIES B | Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%				0.40%
Fair Value	72,213				230,540
SERIES B | Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.80%		(0.20%)		4.30%
Fair Value	418,685		(50,754)		2,318,400
SERIES B | Futures contracts purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			5,141
SERIES B | Futures contracts purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			17,616
SERIES B | Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.10%)		1.80%		(1.70%)
Fair Value	(737,225)		574,341		(964,520)
SERIES B | Futures contracts sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.50%		0.10%
Fair Value	21,068		150,793		76,106
SERIES B | Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		0.10%		(0.10%)
Fair Value	(94,140)		22,555		(71,611)
SERIES B | Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			(0.10%)
Fair Value	(9,784)				(51,158)
SERIES B | Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		0.30%
Fair Value	(68,501)		112,920
SERIES B | Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%		0.10%
Fair Value	(39)		55,949		30,193
SERIES B | Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.90%)		0.00%	[1]
Fair Value	(213,367)		12,800
SERIES B | Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.60%)		0.70%		(1.70%)
Fair Value	(372,462)		219,324		(948,050)
SERIES B | Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.70%)		2.20%		9.80%
Fair Value	(846,130)		733,577		5,378,006
SERIES B | Futures and forward contracts | AUSTRALIA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%		0.00%	[1]
Fair Value	15,204		26,270		21,629
SERIES B | Futures and forward contracts | CANADA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)				0.30%
Fair Value	(11,838)				156,660
SERIES B | Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.50%		0.40%
Fair Value	(12,333)		191,298		241,342
SERIES B | Futures and forward contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.10%		0.30%
Fair Value	90,596		22,695		170,649
SERIES B | Futures and forward contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.50%		1.90%
Fair Value	(10,954)		161,562		1,033,074
SERIES B | Futures and forward contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.40%)		0.90%		4.80%
Fair Value	(555,293)		298,940		2,589,404
SERIES B | Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.60%)		0.10%		2.10%
Fair Value	(361,512)		32,812		1,165,248
SERIES B | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			9,350,000
Percentage of Net Assets			28.70%		40.90%
Fair Value			$ 9,350,000		$ 22,280,495

[1]	Due to rounding